Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income for the year	$ 3,446,930	$ 1,894,631	$ 4,364,740
Adjustments:
Depreciation and amortization	1,112,418	1,465,759	1,429,381
Employee benefits	(10,051)	(7,962)	6,351
Allowance for doubtful accounts	27,904	5,339	(16,453)
Interest income from investing activities	(312,821)	(252,290)	(140,033)
Interest expense from financing activities	16,511	54,404	40,170
Unrealized foreign exchange loss (gain), net	(6,985)	(35,754)	169,699
Income tax	752,462	1,122,809	936,394
Total Adjustments	5,026,368	4,246,936	6,790,249
(Increase) in Trade receivables	(1,082,991)	(1,209,134)	(209,517)
Decrease/(Increase) in Related parties receivables	17,465	(41,311)	(172,322)
(Increase) in Inventory	(1,098,437)	(887,619)	(84,865)
(Increase) in Accounts receivable other, recoverable taxes and prepaid expenses	(1,119,466)	(1,013,274)	(619,378)
Increase/(Decrease) in Accounts payable trade	460,359	1,249,042	(372,386)
Increase/(Decrease) in Related parties payables	90,806	39,604	(36,093)
Increase in Accounts payable other and accrued liabilities and taxes other than income taxes	929,780	800,111	410,066
Net cash flows provided by operating activities	3,223,884	3,184,355	5,705,754
Investing activities:
Acquisition of property, plant and equipment	(1,994,465)	(3,039,501)	(3,100,259)
Decrease/(increase) in other non-current assets	159,732	(60,131)	(119,468)
Decrease/(increase) in Other investments	88,947	339,476	(54,063)
Cash paid for Business acquisition, net	(638,976)
Loans granted to related parties	(477,064)	(412,443)	(2,277,256)
Collection of loans to related parties	1,939,366
Interest income collected	102,307	54,237	108,151
Net cash flows (used) provided by investing activities	(820,153)	(3,118,362)	(5,442,895)
Financing activities:
Repurchase and placement of own capital stocks, net	(1,640,296)	(278,863)	938,255
Loans granted to related parties	(984,623)	(41,027)	(40,170)
Interest expense	(16,511)	(54,404)
Net cash flows (used)/provided by financing activities	(2,641,430)	(374,294)	898,085
Net (decrease)/increase in cash and cash equivalents	(237,699)	(308,301)	1,160,944
Cash and cash equivalents at beginning of year	7,203,604	7,536,534	6,224,502
Effects of exchange rate changes on the balance of cash and cash equivalents held in foreign currencies	21,336	(24,629)	151,088
Cash and cash equivalents at end of year	$ 6,987,241	$ 7,203,604	$ 7,536,534